SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Customer 1	$ 17,693	$ 8,596
Customer 2	1,143	13
Other Customer	0	3,784
Total Revenue From Mining Operations	$ 18,836	$ 12,393